Condensed Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Common Stock to be Issued [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Total	Retained Earnings [Member]
Balance at Dec. 31, 2021	$ 5,217,800	$ 22,385,132		$ 22,000	$ 9,894,179	$ (42,814,986)	$ (5,295,875)
Balance, shares at Dec. 31, 2021	2	927,378,166		1,122,311
Warrants issued for services - related parties					202,895		202,895
Warrants issued for services					31,803		31,803
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh)		$ 739,864					739,864
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh), shares		11,097,959
Convertible debt and accrued interest conversion into common stock ($0.0253/Sh-$0.06430/Sh)		$ 3,935,615					3,935,615
Convertible debt and accrued interest conversion into common stock ($0.0253/Sh-$0.06430/Sh), shares		92,463,883
Imputed interest - related party					80,849		80,849
Net loss						(3,842,014)	(3,842,014)
Beneficial conversion feature					625,003		625,003
Balance at Dec. 31, 2022	$ 5,217,800	$ 27,060,611		$ 22,000	10,834,729	(46,657,000)	(3,521,860)	$ (46,657,000)
Balance, shares at Dec. 31, 2022	2	1,030,940,008		1,122,311
Warrants issued for services - related parties					17,200		17,200
Warrants issued for services					14,284		14,284
Imputed interest - related party					19,936		19,936
Net loss							(566,782)	(566,782)
Shares issued in connection with cashless warrants exercise		$ 100,000			(100,000)
Shares issued in connection with cashless warrants exercise, shares		2,434,211
Balance at Mar. 31, 2023	$ 5,217,800	$ 27,160,611		$ 22,000	10,786,149		(4,037,222)	(47,223,782)
Balance, shares at Mar. 31, 2023	2	1,033,374,219		1,122,311
Balance at Dec. 31, 2022	$ 5,217,800	$ 27,060,611		$ 22,000	10,834,729	(46,657,000)	(3,521,860)	$ (46,657,000)
Balance, shares at Dec. 31, 2022	2	1,030,940,008		1,122,311
Warrants issued for services					26,594		26,594
Imputed interest - related party					80,851		80,851
Net loss						(3,029,780)	(3,029,780)
Shares issued in connection with cashless warrants exercise		$ 100,000			(100,000)
Shares issued in connection with cashless warrants exercise, shares		2,434,211
Options issued for services - related parties					512,039		512,039
Shares issued for services		$ 225,000					225,000
Shares issued for services, shares		5,000,000
Balance at Dec. 31, 2023	$ 5,217,800	$ 27,385,611		$ 22,000	11,354,213	(49,686,780)	(5,707,156)
Balance, shares at Dec. 31, 2023	2	1,038,374,219		1,122,311
Preferred share issued in connection with debt cancellation - related party	$ 20,000						20,000
Preferred share issued in connection with debt cancellation - related party, shares	1
Warrants issued for services - related parties					(91,090)		(91,090)
Warrants issued for services					23,935		23,935
Imputed interest - related party					20,157		20,157
Net loss						(507,875)	(507,875)
Balance at Mar. 31, 2024	$ 5,237,800	$ 27,385,611		$ 22,000	$ 11,307,215	$ (50,194,655)	$ (6,242,029)
Balance, shares at Mar. 31, 2024	3	1,038,374,219		1,122,311